Paul Hastings LLP
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San Francisco, California  94105-3441
telephone (415) 856-7000
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January 28, 2016

VIA EDGAR CORRESPONDENCE

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Rainier Investment Management Mutual Funds - File No. 811-08270

Ladies and Gentlemen:

On behalf of Rainier Investment Management Mutual Funds, doing business as the Rainier Funds (the “Registrant”), we hereby respond to the oral comment provided by Mr. Ed Bartz of the U.S. Securities and Exchange Commission’s staff to David A. Hearth of this firm on January 22, 2016 with respect to the Registrant’s preliminary proxy statement filed on January 14, 2016 (the “Proxy Statement”).  The Proxy Statement contains disclosure with respect to one proposal for a special meeting of shareholders of certain series of the Registrant.  The proposal is for shareholders to consider and vote on a new management agreement with the investment adviser that is needed as a result of a proposed change in control of that adviser.

The comment is summarized below.

1.
Comment:  Please supplementally explain the legal basis for the proposed new provision in the management agreement that there is no third-party beneficiary of the management agreement, as described in the Proxy Statement.

Response:  The new provision is intended to clarify legal uncertainty introduced by one court decision in Northstar Financial Advisors Inc. v. Schwab Investments, decided by the Ninth Circuit Court of Appeals in March 2015, where under certain circumstances state law might allow additional parties to bring direct state law claims related to fees paid under an advisory agreement for an investment company.  The new provision is intended to provide certainty with respect to the role of the Board of Trustees in a manner that is consistent with federal law related to securities litigation so that actions by shareholders related to the management agreement are brought derivatively after a demand on the Board and are otherwise consistent with applicable law.

This proposed new provision does not affect securities litigation related to disclosure or reporting because that litigation is not necessarily related to the management agreement.  Those claims would not be affected.

Securities and Exchange Commission
January 28, 2016

The use of clauses addressing the rights of third parties is common.  They have been used with investment companies.  For example, in a sub-advisory agreement between the adviser and sub-adviser for a fund, if the fund is not a party to that agreement, it is common for the board of the fund to require the agreement name the fund as a third-party beneficiary so the board can enforce rights that are important to the fund.  The fund is the key party interested in enforcing rights under the agreement, which should be the relevant party rather than a particular shareholder.

Additionally, the proposed new provision would not be contrary to the staff’s prior guidance against hedging clauses as being contrary to the Investment Advisers Act of 1940, as amended.  In this situation the client is the fund; the shareholders are not advisory clients.  Therefore, the clause would not impair rights under federal or state law for any advisory client.

The proposed new provision does not remove any rights a shareholder of a fund would have under Section 36(b) of the Investment Company Act of 1940, as amended.  That provision is not intended to impair any federal law rights that a shareholder would have, including those it has under that Act.

The Board of Trustees of the Registrant, as well as the independent trustees, have exercised their judgment in approving the new management agreement, and have recommended it to the shareholders of the series of the Registrant.

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We also hereby provide the following statements on behalf of the Registrant:

●	The Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

●	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

●	The Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth
for PAUL HASTINGS LLP

cc:	Rainier Investment Management Mutual Funds Rainier Investment Management, Inc.